INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax

	For the years ended December 31,
	2022	2023	2024
United States	$(1,097)	$(1,792)	$(2,728)
Other than United States	(11,551)	(29,831)	(33,410)
Total	$(12,648)	$(31,623)	$(36,138)

For the years ended December 31, 2022, 2023 and 2024, income tax expense consisted of the following:

	For the years ended December 31,
Income Tax Expense	2022	2023	2024
Current	$—	$9	$6
Deferred	—	—	—
Total Income Tax Expense	$—	$9	$6

	For the
	years ended December 31,
	2022	2023	2024
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(9.56)%	(5.80)%	(6.15)%
State taxes	0.60%	0.05%	0.11%
Effect of preferential tax rate	—	(0.07)%	(0.06)%
Research and development credit	(3.13)%	(2.94)%	(0.98)%
Non-deductible expenses	0.44%	(0.25)%	(0.42)%
Foreign income tax	—	(0.03)%	(0.02)%
Changes in valuation allowances	(9.35)%	(11.99)%	(13.50)%
Effective tax rate	$0.00%	$(0.03)%	$(0.02)%

Schedule of deferred income tax assets

	As of December 31,
	2023	2024
Deferred income tax assets
Research and development credits	$351	$711
Capitalized research and development expenses	303	553
Net operating loss carryforwards	5,562	9,671
	6,216	10,935
Valuation allowance	(6,216)	(10,935)
Total net deferred income tax assets	$—	$—

Schedule of changes in valuation allowance

	For the
	years ended December 31,
	2023	2024

Balance at beginning of the year	$2,567	$6,216
Addition	3,792	4,878
True up adjustment	(157)	(46)
Foreign currency translation adjustment	14	(113)
Balance at end of the year	$6,216	$10,935